PAYABLE TO OFFICER (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Related Party Transactions [Abstract]
Proceeds from Related Party Debt	$ 7,024	$ 0
Repayments of Related Party Debt	62,478	$ 1,800
Due to related parties	$ 49,498		$ 104,952